LEASES - Minimum payments lease liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Total minimum payments lease liabilities	$ 2,661,143	$ 2,572,685
Buildings
LEASES
Total minimum payments lease liabilities	2,603,694	2,503,940
Vehicles
LEASES
Total minimum payments lease liabilities	899	289
Computer equipment
LEASES
Total minimum payments lease liabilities	56,550	67,360
Furniture and fixtures
LEASES
Total minimum payments lease liabilities		1,096
Maturity less than 1 year
LEASES
Total minimum payments lease liabilities	16,693	6,050
Maturity less than 1 year | Buildings
LEASES
Total minimum payments lease liabilities	13,492	5,890
Maturity less than 1 year | Vehicles
LEASES
Total minimum payments lease liabilities	84	160
Maturity less than 1 year | Computer equipment
LEASES
Total minimum payments lease liabilities	3,117
Maturity between 1 and 3 years
LEASES
Total minimum payments lease liabilities	71,696	90,390
Maturity between 1 and 3 years | Buildings
LEASES
Total minimum payments lease liabilities	52,100	56,726
Maturity between 1 and 3 years | Vehicles
LEASES
Total minimum payments lease liabilities	330	129
Maturity between 1 and 3 years | Computer equipment
LEASES
Total minimum payments lease liabilities	19,266	32,439
Maturity between 1 and 3 years | Furniture and fixtures
LEASES
Total minimum payments lease liabilities		1,096
Maturity between 3 and 5 years
LEASES
Total minimum payments lease liabilities	130,599	68,266
Maturity between 3 and 5 years | Buildings
LEASES
Total minimum payments lease liabilities	110,495	46,573
Maturity between 3 and 5 years | Vehicles
LEASES
Total minimum payments lease liabilities	229
Maturity between 3 and 5 years | Computer equipment
LEASES
Total minimum payments lease liabilities	19,875	21,693
Maturity more than 5 years
LEASES
Total minimum payments lease liabilities	2,442,155	2,407,979
Maturity more than 5 years | Buildings
LEASES
Total minimum payments lease liabilities	2,427,607	2,394,751
Maturity more than 5 years | Vehicles
LEASES
Total minimum payments lease liabilities	256
Maturity more than 5 years | Computer equipment
LEASES
Total minimum payments lease liabilities	$ 14,292	$ 13,228